Share-Based Payments - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance	5,436,296
Options granted in period gross	370,000	955,000
Forfeiture period for share-based payments	4 years
Aggregate intrinsic value	$ 17.0
Average remaining contractual term	9 years
Intrinsic value of options exercised	$ 0.1	$ 1.9	$ 0.8
Closing market price (in dollars per share)	$ 126.98
Compensation costs for stock options	$ 34.6	23.5	22.9
Related income tax benefit	10.2	8.0	7.7
Unrecognized compensation expense	$ 14.7
Weighted-average period of recognition	2 years 8 months 12 days
Cash received from option exercises	$ 0.1	0.8	0.5
Equity instruments other than options vested in period weighted average grant date fair value total value	18.7	28.6	20.8
Fair value of equity awards other than stock options vesting	$ 24.4	$ 43.4	$ 40.2
Restricted stock, vesting period (in Years)	1 year
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture period for share-based payments	10 years	10 years
Weighted average fair value of stock options granted	$ 18.67	$ 21.68	$ 0.00
Compensation costs for stock options	$ 8.1	$ 1.2	$ 0.0
Related income tax benefit	$ 3.0	$ 0.4
Weighted-average period of recognition	1 year 8 months
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for share-based payments	1 year
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for share-based payments	3 years
Restricted Shares And Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, vesting period (in Years)	4 years